Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Ultra Short Term Bond Fund Class A | SBNA Auto Lease Trust 04/20/2027 6.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Class A | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Class A | Santander Drive Auto Receivables Trust 04/17/2028 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Class A | Carmax Auto Owner Trust 05/15/2028 5.280% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Class A | Verizon Master Trust 04/13/2028 4.890% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Class A | Westlake Automobile Receivables Trust 01/15/2027 2.120% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Class A | Affirm Asset Securitization Trust 12/17/2029 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Class A | Volkswagen Auto Loan Enhanced Trust 11/22/2027 4.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Class A | Enterprise Fleet Financing LLC 08/20/2027 1.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Class A | GMF Floorplan Owner Revolving Trust 06/15/2028 5.340% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Ultra Short Term Bond Fund Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Ultra Short Term Bond Fund Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Ultra Short Term Bond Fund Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Ultra Short Term Bond Fund Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Ultra Short Term Bond Fund Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Columbia Ultra Short Term Bond Fund Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Ultra Short Term Bond Fund Class A | Residential Mortgage Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Ultra Short Term Bond Fund Class A | Commercial Mortgage Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Ultra Short Term Bond Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Ultra Short Term Bond Fund Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Class A | US Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | SBNA Auto Lease Trust 04/20/2027 6.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Institutional Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional Class | Santander Drive Auto Receivables Trust 04/17/2028 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional Class | Carmax Auto Owner Trust 05/15/2028 5.280% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional Class | Verizon Master Trust 04/13/2028 4.890% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional Class | Westlake Automobile Receivables Trust 01/15/2027 2.120% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Institutional Class | Affirm Asset Securitization Trust 12/17/2029 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Institutional Class | Volkswagen Auto Loan Enhanced Trust 11/22/2027 4.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Institutional Class | Enterprise Fleet Financing LLC 08/20/2027 1.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | GMF Floorplan Owner Revolving Trust 06/15/2028 5.340% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Ultra Short Term Bond Fund Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Ultra Short Term Bond Fund Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Ultra Short Term Bond Fund Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Ultra Short Term Bond Fund Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Ultra Short Term Bond Fund Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Columbia Ultra Short Term Bond Fund Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Ultra Short Term Bond Fund Institutional Class | Residential Mortgage Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Ultra Short Term Bond Fund Institutional Class | Commercial Mortgage Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Ultra Short Term Bond Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Ultra Short Term Bond Fund Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional Class | US Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | SBNA Auto Lease Trust 04/20/2027 6.510% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Santander Drive Auto Receivables Trust 04/17/2028 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Carmax Auto Owner Trust 05/15/2028 5.280% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Verizon Master Trust 04/13/2028 4.890% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Westlake Automobile Receivables Trust 01/15/2027 2.120% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Affirm Asset Securitization Trust 12/17/2029 5.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Volkswagen Auto Loan Enhanced Trust 11/22/2027 4.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Enterprise Fleet Financing LLC 08/20/2027 1.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | GMF Floorplan Owner Revolving Trust 06/15/2028 5.340% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Residential Mortgage Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Commercial Mortgage Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund Institutional 3 Class | US Government And Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%